Commitments and contingencies - Schedule Of Operating Lease Cost And Supplemental Cash Flow Information (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
Rental expense	¥ 115,239